Earnings per share (Tables)	12 Months Ended
Jun. 30, 2023
Earnings Per Share
Summary of basic and diluted earnings per share

	Consolidated Group
	2023	2022
Weighted average number of shares used in basic earnings per share	1,053,920	1,031,238
Weighted average number of shares used in diluted earnings per share	1,053,920	1,031,238